Average Annual Total Returns - FidelityNewJerseyMunicipalIncomeandMunicipalMoneyMarketFund-RetailComboPRO - FidelityNewJerseyMunicipalIncomeandMunicipalMoneyMarketFund-RetailComboPRO - Fidelity New Jersey Municipal Income Fund
Jan. 29, 2024
Fidelity New Jersey Municipal Income Fund | Return Before Taxes
Average Annual Return:
Past 1 year	8.07%
Past 5 years	2.79%
Past 10 years	3.35%
Fidelity New Jersey Municipal Income Fund | After Taxes on Distributions
Average Annual Return:
Past 1 year	8.07%
Past 5 years	2.71%
Past 10 years	3.26%
Fidelity New Jersey Municipal Income Fund | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	5.93%
Past 5 years	2.71%
Past 10 years	3.23%
LB015
Average Annual Return:
Past 1 year	6.40%
Past 5 years	2.25%
Past 10 years	3.03%
F1754
Average Annual Return:
Past 1 year	7.41%
Past 5 years	2.90%
Past 10 years	3.54%